Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 643,008	$ 666,658
Other receivables:
Total loans receivables and other financing receivables	927,693	854,784
Performing | Payment activity
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	643,008	666,658
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	12,171	28,256
Performing | Other internal metrics
Other receivables:
Advances to equity accounted joint ventures	$ 272,514	$ 159,870